EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2022 and 2021 follow:

	December 31,
	2022	2021
	(in millions)
Unrealized gains (losses) on investments	$(8,873)	$3,194
Market risk benefits - instrument-specific credit risk component	665	(912)
Liability for future policy benefits - current discount rate component	357	(962)
Defined benefit pension plans	(4)	(4)
Total accumulated other comprehensive income (loss)	$(7,855)	$1,316
Less: Accumulated other comprehensive income (loss) attributable to noncontrolling interest
Accumulated other comprehensive income (loss) attributable to Equitable Financial	$(7,855)	$1,316

Schedule of Components of Accumulated Other Comprehensive Income (Loss), Net of Taxes	The components of OCI, net of taxes for the years ended December 31, 2022, 2021 and 2020, follow:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period (1)	$(12,915)	$(2,293)	$4,698
(Gains) losses reclassified into net income (loss) during the period (2)	700	(686)	(633)
Net unrealized gains (losses) on investments	(12,215)	(2,979)	4,065
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other (3)	755	476	(1,066)
Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $(1,162), $(665) and $798)	(11,460)	(2,503)	2,999
Change in LFPB discount rate and MRB credit risk, net of tax
Changes in market risk benefits - instrument-specific credit risk (net of deferred income tax expense (benefit) of $331, $13 and $0)	1,247	51	—
Changes in liability for future policy benefits - current discount rate (net of deferred income tax expense (benefit) of $277, $71 and $0)	1,042	267	—
Other comprehensive income (loss), attributable to Equitable Financial	(9,171)	(2,185)	2,999
Cumulative effect of adoption of ASU 2018-02, Long Duration Targeted Improvements (net of deferred income tax expense (benefit) of $0, $(291) and $0)	—	(1,094)	—
Change in accumulated other comprehensive income (loss) attributable to Equitable Financial	$(9,171)	$(3,279)	$2,999
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(1)For 2022, unrealized gains (losses) arising during the period is presented net of a valuation allowance of $1.5 billion established during the fourth quarter of 2022. The Company established the valuation allowance against its deferred tax assets related to unrealized capital losses in the available for sale securities portfolio. See Note 14 of the Notes to these Consolidated Financial Statements for details on the valuation allowance.
(2)See “Reclassification adjustment” in Note 3 of the Notes to these Consolidated Financial Statements. Reclassification amounts presented net of income tax expense (benefit) of $186 million, $182 million and $(168) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(3)DAC is pre-LDTI and only reported in 2020.